CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET
CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET

4. CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET

The following table provides information about the Group's contract assets and service fees receivable and guarantee receivables with its customers:

	As of December 31,
	2018	2019
	(RMB in thousands)
Short‑term:
Contract assets	888,817	2,799,430
Allowance for contract assets	(3,521)	(18,582)
Contract assets, net	885,296	2,780,848

Service fees receivable	87,439	267,440
Allowance for service fees receivable	(26,442)	(76,312)
Service fees receivable, net	60,997	191,128

Guarantee receivables	412,026	1,233,111
Allowance for guarantee receivables	(17,001)	(49,833)
Guarantee receivables, net	395,025	1,183,278

Long‑term:
Contract assets	293,001	485,720
Allowance for contract assets	(1,217)	(2,845)
Contract assets, net	291,784	482,875

Guarantee receivables	122,085	282,449
Allowance for guarantee receivables	(5,877)	(750)
Guarantee receivables, net	116,208	281,699

The activities in the provision for credit losses of contract assets and service fees receivable and guarantee receivables for the years ended December 31, 2018 and 2019, respectively, consisted of the following:

	For the Year Ended December 31,
	2018	2019
	(RMB in thousands)
Beginning balances	—	(54,058)
Cumulative effect of changes in accounting policies	(2,898)	—
Provisions	(61,132)	(153,176)
Charge‑offs	12,037	68,072
Recoveries from prior charge‑offs	(2,065)	(9,160)
Ending balances	(54,058)	(148,322)